Capital Commitments - Summary of Capital Commitments (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Capital commitments [abstract]
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of: - acquisition of property, plant and equipment	¥ 1,540